Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2010	$1,637,416
Goodwill resulting from an immaterial acquisition(1)	103,586
Other	(1,270)

As of September 30, 2011	1,739,732
Other	2,054

As of September 30, 2012	$1,741,786

(1)

During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

The following table presents the amortization expense of the Company’s purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2012	2011	2010
Cost of service	$1,609	$1,609	$1,533
Amortization of purchased intangible assets	50,535	65,958	82,441

Total	$52,144	$67,567	$83,974

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company used its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2012, 2011 and 2010.

The following table presents details of the Company’s total purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer arrangements	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

The estimated future amortization expense of purchased intangible assets as of September 30, 2012 is as follows:

Amount
Fiscal year:
2013	$35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845

Total	$141,278